Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s revenue for the three and six months ended June 30, 2021 and 2020, by contract type and by segment.

	Three Months Ended June 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	133,908	1,687	135,595	135,761	—	135,761
Voyage charters	—	10,318	10,318	—	10,383	10,383
Management fees and other income	2,856	—	2,856	2,061	—	2,061
	136,764	12,005	148,769	137,822	10,383	148,205

	Six Months Ended June 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	273,426	3,806	277,232	266,306	—	266,306
Voyage charters	—	19,585	19,585	—	17,700	17,700
Management fees and other income	4,754	—	4,754	4,086	—	4,086
	278,180	23,391	301,571	270,392	17,700	288,092
The following table contains the Partnership’s revenue for the three and six months ended June 30, 2021 and 2020, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	126,459	127,289	258,303	246,888
Interest income on lease receivables	12,294	12,595	24,529	25,261
Variable lease payments - cost reimbursements(1)	1,700	1,263	3,145	2,320
	140,453	141,147	285,977	274,469
Non-lease revenue
Non-lease revenue - related to direct financing leases	5,460	4,997	10,840	9,537
Management fees and other income	2,856	2,061	4,754	4,086
	8,316	7,058	15,594	13,623
Total	148,769	148,205	301,571	288,092

(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.